Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 970,921,427	¥ 1,023,946,379
Less: accumulated depreciation	(523,412,042)	(436,363,031)
Less: accumulated impairment loss	(115,439,649)	(85,424,646)
Property and equipment, net	332,069,736	502,158,702
Furniture and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	82,350,735	85,599,025
Kitchen equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	189,690,984	213,069,648
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	148,554,078	131,983,473
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	550,222,280	591,976,672
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 103,350	¥ 1,317,561